Risk management (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (7,613)
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,692)
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,558)
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,019)
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,258)
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,251)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	(1,136)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (26,527)